Convertible Preferred Stock - Summary of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	$ 25,237,155	$ 164,006	$ 160,507
Issuances	0	39,968	3,499
Convertible preferred stock, ending balance	25,237,155	25,237,155	$ 164,006
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	25,237,155
Issuances	0
Convertible preferred stock, ending balance	$ 25,237,155	$ 25,237,155